Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth additional compensation information of our Principal Executive Officer (“PEO”) and our non-PEO named executive officers, along with total stockholder return, and net loss results for our fiscal years ending in 2025, 2024 and 2023:

					Value of Initial Fixed $100 Investment
					Based On:
	Summary	Compensation	Average Summary	Average Compensation	Total
	Compensation Table	Actually	Compensation Table Total	Actually Paid to	Stockholder	Net
Year	Total for PEO (1)	Paid to PEO (2)	for Non-PEO NEO (1)	Non-PEO NEO (2)	Return (3)	Income/(Loss) (4)
2025	$3,521,565	$7,230,676	$1,470,175	$2,768,393	$748	$(105,043,946)
2024	1,539,862	5,107,710	899,895	2,204,070	358	(40,467,186)
2023	774,300	1,150,789	740,639	778,238	127	(22,287,542)
(1)	Linda Marbán served as our CEO for the entirety of 2025, 2024 and 2023. The other NEOs for 2025, 2024 and 2023 were Anthony Bergmann and Karen Krasney.
(2)	The SEC’s rules require certain adjustment be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following tables detail the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for the NEOs other than the PEO).
(3)	Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 on December 31, 2022.
(4)	As reported in the Company’s consolidated financial statements.

Compensation Actually Paid to PEO:

Year	Summary Compensation Table Total for PEO	Deduct Option Awards (A)	Equity Award Adjustment (B)	Compensation Actually Paid to PEO
2025	$3,521,565	$2,940,920	$6,650,031	$7,230,676
2024	1,539,862	1,150,000	4,717,848	5,107,710
2023	774,300	466,695	843,184	1,150,789
(A)	Represents the amounts reported in the Option Awards column in the Summary Compensation Table for the applicable year.
(B)	Represents the stock award adjustments (deductions and additions) for PEO stock awards for each applicable year calculated as follows:

PEO Equity Award Adjustment:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$3,912,028	$2,572,366	$840,267	$(674,630)	$6,650,031
2024	2,162,002	1,393,479	415,580	746,787	4,717,848
2023	409,592	328,818	111,307	(6,533)	843,184

Average Compensation Actually Paid to Non-PEO NEO (all amounts are averages):

Year	Summary Compensation Table Total for Non-PEO NEO	Deduct Option Awards (A)	Equity Award Adjustment (B)	Compensation Actually Paid to Non-PEO NEO
2025	$1,470,175	$902,443	$2,200,661	$2,768,393
2024	899,895	379,500	1,683,675	2,204,070
2023	740,639	285,203	322,802	778,238
(A)	Represents the amounts reported in the Option Awards column in the Summary Compensation Table for the applicable year.
(B)	Represents the stock award adjustments (deductions and additions) for Non-PEO NEO stock awards for each applicable year calculated as follows:

Average Non-PEO NEO Equity Award Adjustment:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$1,257,444	$1,003,583	$196,036	$(256,402)	$2,200,661
2024	713,461	592,711	162,397	215,106	1,683,675
2023	250,306	(11,570)	86,764	(2,698)	322,802

Named Executive Officers, Footnote
(1)	Linda Marbán served as our CEO for the entirety of 2025, 2024 and 2023. The other NEOs for 2025, 2024 and 2023 were Anthony Bergmann and Karen Krasney.

PEO Total Compensation Amount	$ 3,521,565	$ 1,539,862	$ 774,300
PEO Actually Paid Compensation Amount	$ 7,230,676	5,107,710	1,150,789
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to PEO:

Year	Summary Compensation Table Total for PEO	Deduct Option Awards (A)	Equity Award Adjustment (B)	Compensation Actually Paid to PEO
2025	$3,521,565	$2,940,920	$6,650,031	$7,230,676
2024	1,539,862	1,150,000	4,717,848	5,107,710
2023	774,300	466,695	843,184	1,150,789
(A)	Represents the amounts reported in the Option Awards column in the Summary Compensation Table for the applicable year.
(B)	Represents the stock award adjustments (deductions and additions) for PEO stock awards for each applicable year calculated as follows:

PEO Equity Award Adjustment:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$3,912,028	$2,572,366	$840,267	$(674,630)	$6,650,031
2024	2,162,002	1,393,479	415,580	746,787	4,717,848
2023	409,592	328,818	111,307	(6,533)	843,184

Non-PEO NEO Average Total Compensation Amount	$ 1,470,175	899,895	740,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,768,393	2,204,070	778,238
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Non-PEO NEO (all amounts are averages):

Year	Summary Compensation Table Total for Non-PEO NEO	Deduct Option Awards (A)	Equity Award Adjustment (B)	Compensation Actually Paid to Non-PEO NEO
2025	$1,470,175	$902,443	$2,200,661	$2,768,393
2024	899,895	379,500	1,683,675	2,204,070
2023	740,639	285,203	322,802	778,238
(A)	Represents the amounts reported in the Option Awards column in the Summary Compensation Table for the applicable year.
(B)	Represents the stock award adjustments (deductions and additions) for Non-PEO NEO stock awards for each applicable year calculated as follows:

Average Non-PEO NEO Equity Award Adjustment:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$1,257,444	$1,003,583	$196,036	$(256,402)	$2,200,661
2024	713,461	592,711	162,397	215,106	1,683,675
2023	250,306	(11,570)	86,764	(2,698)	322,802

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

The SEC’s rules require that TSR be presented as a performance measure in the Pay Versus Performance Table above. The graph below shows the relationship between (1) compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs and (2) our cumulative TSR, over the three fiscal years ending December 31, 2025.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The SEC’s rules require that net loss be presented as a performance measure in the Pay Versus Performance Table above. The graph below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs and net loss attributable to the Company over the three fiscal years ending December 31, 2025, as reported in the Company consolidated financial statements.

Total Shareholder Return Amount	$ 748	358	127
Net Income (Loss)	$ (105,043,946)	(40,467,186)	(22,287,542)
PEO Name	Linda Marbán
Equity Awards Adjustments, Footnote

PEO Equity Award Adjustment:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$3,912,028	$2,572,366	$840,267	$(674,630)	$6,650,031
2024	2,162,002	1,393,479	415,580	746,787	4,717,848
2023	409,592	328,818	111,307	(6,533)	843,184

Average Non-PEO NEO Equity Award Adjustment:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$1,257,444	$1,003,583	$196,036	$(256,402)	$2,200,661
2024	713,461	592,711	162,397	215,106	1,683,675
2023	250,306	(11,570)	86,764	(2,698)	322,802

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,940,920)	(1,150,000)	(466,695)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,650,031	4,717,848	843,184
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,912,028	2,162,002	409,592
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,572,366	1,393,479	328,818
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	840,267	415,580	111,307
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(674,630)	746,787	(6,533)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(902,443)	(379,500)	(285,203)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,200,661	1,683,675	322,802
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,257,444	713,461	250,306
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,003,583	592,711	(11,570)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,036	162,397	86,764
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (256,402)	$ 215,106	$ (2,698)